13. EQUITY COMPONENTS (Details) - ARS ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Earning Loss Per Share Details Abstract
(Loss) earnings for continuing operations attributable to the equity holders of the Company	$ 5,506	$ 12,867	$ 2,702
Weighted average amount of outstanding shares, continuing operations	1,959,000,000	1,936,000,000
Basic and diluted earnings (loss) per share for continuing operations	$ 2.8106	$ 6.6462	$ 1.5271
(Loss) Earning for discontinued operations attributable to the equity holders of the Company	$ 2,929	$ (2,068)	$ 173
Weighted average amount of outstanding shares, discontinued operations	1,959,000,000	1,936,000,000
Basic and diluted earnings per share for discontinued operations	$ 1.4952	$ (1.0682)	$ 0.1290
Total (loss) earnings attributable to the equity holders of the Company	$ 8,435	$ 10,799	$ 2,875
Weighted average amount of outstanding shares	1,959,000,000	1,936,000,000
Basic and diluted earnings per share	$ 4.3058	$ 5.5780	$ 1.6561